LEASES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Leases
Deferred rent				$ 120,184	$ 55,272
Unfavorable lease obligations				165,073	194,233
Rent expense
Minimum rentals			126,529	395,795	394,937
Common area expenses			12,968	48,159	44,198
Percentage rentals based on revenues			3,877	11,285	12,693
Rent	117,921	114,944	143,374	455,239	451,828
General and administrative and other			3,940	7,763	13,393
Total			147,314	463,002	465,221
Predecessor
Rent expense
Minimum rentals						166,220
Common area expenses						17,591
Percentage rentals based on revenues						5,275
Rent						189,086
General and administrative and other						4,207
Total						$ 193,293